ETF SERIES SOLUTIONS
615 East Michigan Street | Milwaukee, Wisconsin 53202

June 17, 2021

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, DC 20549

Re:	ETF Series Solutions (the “Trust”) File Nos.: 333-179562 and 811-22668 Volshares Large Cap ETF (S000061207)
Dear Sir or Madam:
On behalf of the Trust and its series, Volshares Large Cap ETF (the “Fund”), attached please find a Preliminary Proxy Statement on Schedule 14A to solicit shareholder approval of a new investment sub-advisory agreement among Revolution Capital Advisors (formerly known as Whitford Asset Management, LLC), Rosenblatt Global Advisors, LLC, and the Trust, on behalf of the Fund.
If you have any questions or require further information, please contact Isabella K. Zoller at isabella.zoller@usbank.com.

Sincerely,

/s/ Isabella K. Zoller
Isabella K. Zoller
Assistant Secretary